DISCONTINUED OPERATIONS (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Net Revenue		$ 3,480,878		$ 7,550,475	$ 11,480,637	$ 7,936,273
Cost of Goods Sold		3,767,192		7,748,178	11,525,223	7,867,557
Gross profit		(286,314)		(197,703)	(44,586)	68,716
General and administrative		278,960		832,623	953,491	1,513,807
Depreciation and amortization and impairment costs		11,276		33,885	45,360	65,455
Total Expense		290,236		866,508	998,851	1,579,262
Loss from Operations		(576,550)		(1,064,211)	(1,043,437)	(1,510,546)
Other income (expense)		(866)		1,007	6,648	5,934
Foreign currency loss		(15,436)		(21,412)	383,542	107,440
Loss before taxation		(592,852)		(1,084,616)	(653,247)	(1,397,172)
Taxation
Loss from discontinued operations, net of taxation		$ (592,852)		$ (1,084,616)